Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 40 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	3 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2018		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
Additions		362	13	967	106	1,448	—	56	—	56	1,504
Acquired through business combinations		9	51	—	1	61	1	—	5	6	67
Transfers		506	—	—	4	510	(4)	—	—	(4)	506
Retirements and disposals		(41)	—	—	(4)	(45)	—	(1)	—	(1)	(46)
Impairment losses recognized in earnings	8	—	—	(14)	—	(14)	(31)	(2)	(145)	(178)	(192)
Amortization included in operating costs		—	—	(990)	—	(990)	—	—	—	—	(990)
December 31, 2018		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
ACCUMULATED AMORTIZATION
January 1, 2018		5,976	612	—	155	6,743	—	—	—	—	6,743
Amortization		707	115	—	47	869	—	—	—	—	869
Retirements and disposals		(39)	—	—	(4)	(43)	—	—	—	—	(43)
Other		76	—	—	—	76	—	—	—	—	76
December 31, 2018		6,720	727	—	198	7,645	—	—	—	—	7,645
NET CARRYING AMOUNT
January 1, 2018		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258
December 31, 2018		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2017		7,861	1,159	682	350	10,052	2,333	3,288	2,322	7,943	17,995
Additions		344	31	1,009	7	1,391	—	—	—	—	1,391
Acquired through business combinations		98	780	—	103	981	110	246	—	356	1,337
Transfers		407	—	—	—	407	—	—	(1)	(1)	406
Retirements and disposals		(21)	(20)	—	(55)	(96)	—	—	—	—	(96)
Impairment losses recognized in earnings	8	—	—	—	(12)	(12)	—	—	(70)	(70)	(82)
Amortization included in operating costs		—	—	(950)	—	(950)	—	—	—	—	(950)
December 31, 2017		8,689	1,950	741	393	11,773	2,443	3,534	2,251	8,228	20,001
ACCUMULATED AMORTIZATION
January 1, 2017		5,316	513	—	168	5,997	—	—	—	—	5,997
Amortization		672	99	—	39	810	—	—	—	—	810
Retirements and disposals		(21)	—	—	(52)	(73)	—	—	—	—	(73)
Other		9	—	—	—	9	—	—	—	—	9
December 31, 2017		5,976	612	—	155	6,743	—	—	—	—	6,743
NET CARRYING AMOUNT
January 1, 2017		2,545	646	682	182	4,055	2,333	3,288	2,322	7,943	11,998
December 31, 2017		2,713	1,338	741	238	5,030	2,443	3,534	2,251	8,228	13,258